Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.35%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,842,366.88

Principal:
Principal Collections	$30,519,043.15
Prepayments in Full	$13,596,526.63
Liquidation Proceeds	$515,391.30
Recoveries	$19,742.91
Sub Total	$44,650,703.99
Collections	$47,493,070.87

Purchase Amounts:
Purchase Amounts Related to Principal	$161,547.75
Purchase Amounts Related to Interest	$878.31
Sub Total	$162,426.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,655,496.93

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,655,496.93
Servicing Fee	$1,133,405.36	$1,133,405.36	$0.00	$0.00	$46,522,091.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,522,091.57
Interest - Class A-2a Notes	$433,733.83	$433,733.83	$0.00	$0.00	$46,088,357.74
Interest - Class A-2b Notes	$181,296.77	$181,296.77	$0.00	$0.00	$45,907,060.97
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$45,278,723.47
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$45,061,923.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,061,923.47
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$44,973,910.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,973,910.14
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$44,910,768.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,910,768.14
Regular Principal Payment	$51,111,518.42	$44,910,768.14	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,655,496.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,910,768.14
Total					$44,910,768.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$32,090,581.02	$80.23	$433,733.83	$1.08	$32,524,314.85	$81.31
Class A-2b Notes	$12,820,187.12	$80.23	$181,296.77	$1.13	$13,001,483.89	$81.36
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$44,910,768.14	$28.57	$1,611,323.43	$1.03	$46,522,091.57	$29.60

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$391,338,794.01	0.9783470	$359,248,212.99	0.8981205
Class A-2b Notes	$156,339,848.20	0.9783470	$143,519,661.08	0.8981205
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,213,268,642.21	0.7719025	$1,168,357,874.07	0.7433295

Pool Information
Weighted Average APR	2.480%	2.470%
Weighted Average Remaining Term	50.42	49.57
Number of Receivables Outstanding	58,557	57,551
Pool Balance	$1,360,086,427.11	$1,314,884,156.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,245,698,767.97	$1,204,726,007.68
Pool Factor	0.7916576	0.7653470

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$110,158,148.86
Targeted Overcollateralization Amount	$152,727,032.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,526,282.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		115	$409,761.74
(Recoveries)		17	$19,742.91
Net Loss for Current Collection Period			$390,018.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3441%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3867%
Second Prior Collection Period			0.2307%
Prior Collection Period			0.5162%
Current Collection Period			0.3499%
Four Month Average (Current and Prior Three Collection Periods)			0.3709%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		915	$2,333,117.98
(Cumulative Recoveries)			$78,302.00
Cumulative Net Loss for All Collection Periods			$2,254,815.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1312%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,549.86
Average Net Loss for Receivables that have experienced a Realized Loss			$2,464.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	373	$9,660,392.41
61-90 Days Delinquent	0.09%	44	$1,129,262.84
91-120 Days Delinquent	0.01%	5	$123,383.28
Over 120 Days Delinquent	0.00%	2	$46,364.24
Total Delinquent Receivables	0.83%	424	$10,959,402.77

Repossession Inventory:
Repossessed in the Current Collection Period		36	$918,945.70
Total Repossessed Inventory		42	$1,193,779.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0722%
Prior Collection Period			0.0820%
Current Collection Period			0.0886%
Three Month Average			0.0809%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0988%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer